Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ 17,928
Current service cost	(30,761)	¥ (30,658)	¥ (32,099)
Interest cost	3,845	2,843	1,415
Past service cost	(4,077)	7,175	(28,023)
At end of period	110,075	17,928
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,116,130	1,147,057
Current service cost	30,761	30,658
Interest cost	8,782	7,077
Actuarial losses (gains)—demographic assumptions	(465)	(689)
Actuarial losses (gains)—financial assumptions	(61,402)	(30,384)
Actuarial losses (gains)—experience	517	10,780
Benefits paid	(43,135)	(42,272)
Lump-sum payments	(16,004)	(15,099)
Past service cost	(4,077)	7,175
Others	(2,668)	1,827
At end of period	¥ 1,028,439	¥ 1,116,130	¥ 1,147,057